Note 12 - Notes Payable (Detail)	Apr. 19, 2015	Oct. 31, 2012 USD ($) acre	Oct. 24, 2012 acre	Sep. 30, 2012 acre	Sep. 30, 2012 USD ($) sqm	Aug. 17, 2012 USD ($) acre	Aug. 10, 2012 CAD	Jun. 30, 2012 acre	Apr. 25, 2012 USD ($) acre	Apr. 19, 2012 acre	Apr. 13, 2012 acre	Apr. 05, 2012 acre	Mar. 31, 2012 USD ($)	Sep. 30, 2011 acre	Jun. 30, 2011 USD ($) acre	May 16, 2011 USD ($) acre	Apr. 19, 2011 USD ($)	Mar. 31, 2011 USD ($) acre	Mar. 17, 2011 USD ($) acre	Mar. 31, 2010 acre
Area of Land (in Acres)		56.03	24.23	34.07	34.07	34.07		56.03	40	40	40	20		40	39.25	39.25		20	20	30
Debt Instrument, Face Amount					$ 235,000	$ 136,000	40,000		$ 349,000				$ 100,090		$ 32,000	$ 32,000	$ 235,000	$ 37,000	$ 37,000
Debt Instrument, Interest Rate, Effective Percentage	6.50%			6.50%	6.50%	6.50%									6.50%	6.50%		6.50%	6.50%
Interest Payable		$ 1,726			$ 100								$ 17,991